Average Annual Total Returns - Class D Shares - Janus Henderson Triton Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	28.47%	17.04%	14.82%	13.77%	Feb. 25, 2005	27.21%	15.73%	13.43%	12.59%	Feb. 25, 2005	17.67%	13.46%	12.01%	11.50%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%